Commitments and Contingencies - Share Repurchase Program (Details)	Dec. 31, 2020 $ / shares
Commitments and Contingencies Disclosure [Abstract]
Percentage of shares outstanding authorized for repurchase	5.00%
Less than 1 year
Share Repurchase Program [Line Items]
Repurchase price (in USD per share)	$ 8.80
1 year
Share Repurchase Program [Line Items]
Repurchase price (in USD per share)	9.00
2 years
Share Repurchase Program [Line Items]
Repurchase price (in USD per share)	9.20
3 years
Share Repurchase Program [Line Items]
Repurchase price (in USD per share)	9.40
4 years
Share Repurchase Program [Line Items]
Repurchase price (in USD per share)	9.60
5 years
Share Repurchase Program [Line Items]
Repurchase price (in USD per share)	9.80
A stockholder’s death or complete disability, 2 years or more
Share Repurchase Program [Line Items]
Repurchase price (in USD per share)	$ 10.00
Repurchase price as a percentage of estimated value	100.00%
1 year - 2 years
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value	85.00%
3 years - 4 years
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value	90.00%
5 years and thereafter
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value	95.00%
A stockholder’s death or complete disability, less than 2 years
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value	95.00%